Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 490,252,000	$ 20,558,000
Prepaid assets	2,624,000	588,000
Prepaid clinical	10,459,000	6,100,000
Other current assets	1,384,000	25,000
Total Current Assets	504,719,000	27,271,000
Fixed assets, net	10,708,000	11,358,000
Right of use assets, net	2,356,000	1,241,000
Intangible assets, net	213,000	428,000
Total assets	517,996,000	40,298,000
Current liabilities
Accounts payable	3,044,000	2,834,000
Lease liabilities	493,000	267,000
Accrued expenses and other	7,336,000	9,213,000
Total current liabilities	10,873,000	12,314,000
Income tax payable, net of current portion	278,000	0
Lease liabilities, net of current portion	1,906,000	1,067,000
Total liabilities	13,057,000	13,381,000
Commitments and Contingencies
Redeemable noncontrolling interest	1,601,555,000	0
Shareholders' deficit / members' equity:
Additional paid-in capital	7,476,000	0
Accumulated deficit	(1,104,116,000)	(161,510,000)
Total shareholders' deficit / members equity	(1,096,616,000)	26,917,000
Total liabilities and shareholders' deficit/members' equity	517,996,000	40,298,000
Capital Unit, Class A [Member]
Shareholders' deficit / members' equity:
Class Units	0	186,500,000
Capital Unit, Class B [Member]
Shareholders' deficit / members' equity:
Class Units	0	1,927,000
Common Class A [Member]
Shareholders' deficit / members' equity:
Common stock value	6,000	0
Common Class B [Member]
Shareholders' deficit / members' equity:
Common stock value	$ 18,000	$ 0